Concentration of Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
Concentration of Risks and Uncertainties [Line Items]
Concentration of risks and uncertainties

Note 7 - Concentration of risks and uncertainties:

The assets of the Plan are primarily financial instruments which are monetary in nature and concentrated in investment securities. As a result, interest rates have a more significant impact on the Plan’s performance than the effects of general levels of inflation. Interest rates do not necessarily move in the same direction or in the same magnitude as the prices of goods and services as measured by the Consumer Price Index. Investments in funds are subject to risk conditions of the individual investment or fund objectives, stock market fluctuations, interest rates, economic conditions and world affairs. Due to uncertainties inherent in the estimations and assumptions process, it is at least reasonably possible that changes in these estimates and assumptions in the near-term would be material to the financial statements.